Warrants and Derivative Liabilities	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Warrants and Derivative Liabilities	Warrants and Derivative Liabilities
There are significant judgements and estimates inherent in the determination of the fair value of the Company’s warrants. These judgements and estimates include assumptions regarding the Company’s future operating performance and the determination of the appropriate valuation methods. If the Company had made different assumptions, the fair value of the warrants could have been significantly different (See Note 2).
Warrants
Warrants vested and outstanding as of December 31, 2023 are summarized as follows:

Source	Exercise Price	Remaining Term (Years)	Number of Warrants Outstanding
2015 Common Stock Warrants	1,250.00	1.32	400
2016 Common Stock Warrants to Service Providers	287.50	2.84	160
2019 Common Stock Warrants	87.50	0.89	32,000
2020 Common Stock Warrants to Placement Agent	20.00	1.58	32,668
2021 Inducement Warrants	37.50	2.57	84,667
2021 Inducement Warrants to Placement Agent	47.00	2.57	5,927
2021 Common Stock Warrants	22.50	2.75	311,113
2021 Common Stock Warrants to Placement Agent	27.50	2.75	21,778
2022 Common Stock Warrants to Service Provider	10.00	0.25	8,000
November 2019 EHT Common Stock Warrants*	72.25	0.92	34,213
December 2019 EHT Common Stock Warrants*	37.75	1.00	3,783
February 2020 EHT Common Stock Warrants*	37.25	1.11	80,694
August 2023 Convertible Note Common Stock Warrants	5.16	9.64	340,000
August 2023 PIPE Financing Common Stock Warrants	5.16	9.64	2,325,537
Total warrants outstanding as of December 31, 2023			3,280,940
*Replacement warrants issued on November 10, 2022 in conjunction with the Acquisition (see Note 3).
As of December 31, 2023, all of the Company's warrants are fully vested.
August 2023 PIPE Financing Common Stock Warrants
In connection with the PIPE Financing (Note 7), the Company issued 2,325,537 common stock warrants. The warrants were equity classified at issuance and $4,784,894 of the gross proceeds from the PIPE Financing were allocated to the common stock warrants on a relative fair value basis. The warrants vested immediately and the fair value of $7,881,972 was determined using the Black-Scholes Merton option pricing model with the following assumptions:

August 18, 2023
Dividend yield	0.00%
Volatility factor	87.88%
Risk-free interest rate	4.26%
Expected term (years)	10.00
Underlying common stock price	$5.16
August 2023 Convertible Note Common Stock Warrants
In connection with the Convertible Note (See Note 6), the Company issued 340,000 common stock warrants. The warrants were equity classified at issuance and $931,576 of the gross proceeds from the Convertible Note were allocated to the common stock warrants on a relative fair value basis. The warrants vested immediately and the fair value of $1,144,886 was determined using the Black-Scholes Merton option pricing model with the following assumptions:

August 18, 2023
Dividend yield	0.00%
Volatility factor	87.88%
Risk-free interest rate	4.26%
Expected term (years)	10.00
Underlying common stock price	$5.16
February 2023 Sciences Warrant Exercises
Effective February 16, 2023, Company and Sciences entered into a Master Transaction Agreement (the "MTA"). Under the MTA, Sciences agreed to exercise 66,566 common stock warrants at $4.25 per share (the "MTA Warrants"). Under the MTA, the parties agreed that the aggregate proceeds from the exercise of the MTA Warrants of $282,906 was to be paid through a reduction of the Amended Credit Agreement owed by the Company to Sciences (Note 6). On February 22, 2023, the Company issued 66,566 shares of common stock to Sciences in connection with the exercise of the MTA Warrants (Note 7).
November 2022 Sciences Warrant Repricing
On November 17, 2022, the Company entered into an Amendment and Acknowledgement Agreement (the "Amendment Agreement") with Sciences. Under the terms of the Amendment Agreement, the exercise prices of all the outstanding Sciences Multi-Draw Credit Agreement Warrants and the December 2019 EHT Common Stock Warrants were repriced to $4.25. Refer to Note 6 for further information on the Amendment Agreement.
The Company accounted for the repricing of the warrants as a modification by comparing the fair value of the warrants immediately before and after the modification date to determine the incremental fair value of the repricing. The aggregate modified fair value of $150,851 resulted in an increase in fair value of $120,228. The Company recorded the incremental fair value as a finance charge to other expense in the Consolidated Statements of Operations for the year ended December 31, 2023. On the date of modification, the Company revalued the warrants with a Black-Scholes valuation method using the following assumptions as of the repricing date:

November 17, 2022
Dividend yield	0.00%
Volatility factor	97.53 - 115.96%
Risk-free interest rate	4.40 - 4.67%
Expected term (years)	0.96 - 2.12
Underlying common stock price	$4.25
EHT Rollover Warrants
On November 10, 2022, the Company issued equity classified replacement warrants with a fair value of $203,515 in exchange for all outstanding warrants of EHT adjusted in accordance with the Exchange Ratio. The replacement warrants were exchanged with identical terms, including exercise prices, vest terms, and expiration dates (see Note 3).
2022 Common Stock Warrants Issued to a Service Provider
On April 1, 2022, the Company granted 8,000 equity classified warrants with a fair value of $35,688 to a service provider at an exercise price of $10.00 per share. The warrants vest monthly over one year and expire on April 1, 2024. Refer to Note 8 for the summary of stock-based compensation expense.
As of the date of grant, the Company valued the warrants with a Black-Scholes valuation method using the following assumptions:

April 1, 2022 Date of Issuance
Dividend yield	0.00%
Volatility factor	118.46%
Risk-free interest rate	1.92%
Expected term (years)	1.27
Underlying common stock price	$9.25
Derivative Liability
During the year ended December 31, 2023, the warrant shares underlying the Emerald Financing Warrant Liability expired unexercised and the decrease in fair value during the year ended December 31, 2023 was nominal.
The following table summarizes the activity of the derivative liability for the period indicated:

	Year Ended December 31, 2022
	December 31, 2021 , Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Liability	Reclassification of Derivatives to Equity	December 31, 2022, Fair Value of Derivative Liabilitiy
Emerald Financing - warrant liability	59,732	—	(59,729)	—	3
Total derivative liability	$59,732	$—	$(59,729)	$—	$3
Emerald Financing Warrant Liability
The Emerald Financing Warrants were issued during 2018 in connection with the Emerald Financing, and originally contained a price protection feature. In connection with the August 2020 Financing, the exercise price was permanently set to $25.00. The warrants contain a contingent put option if the Company undergoes a subsequent financing that results in a change in control. The warrant holders also have the right to participate in subsequent financing transactions on an as-if converted basis.
The Company reviewed the warrants for liability or equity classification under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the warrants should be classified as a liability and re-measured to fair value at the end of each reporting period. The Company also reviewed the warrants under ASC 815, Derivatives and Hedging/Contracts in Entity’s Own Equity, and determined that the warrants also meet the definition of a derivative. With the assistance of a third party valuation specialist, the Company valued the warrant liabilities utilizing the Monte Carlo valuation method pursuant to the accounting guidance of ASC 820-10, Fair Value Measurements. Beginning March 31, 2021, the Company changed its valuation model for the Emerald Financing Warrant Liability to a Black-Scholes valuation method, as it was determined that a more simplistic model such as the Black-Scholes valuation method yields a substantially similar result as a Monte Carlo simulation due to the Company's current assumptions.
The warrant liability is valued at the balance sheet dates using the following assumptions:

December, 31, 2022
Dividend yield	—%
Volatility factor	140.83%
Risk-free interest rate	4.21%
Expected term (years)	1.13
Underlying common stock price	$4.00